Thornburg Limited Term Municipal Fund California Portfolio

Fund facts. . . as of 6/30/98

                                   Thornburg           Thornburg          Thornburg
                                  Limited Term        Limited Term       Limited Term
                               Municipal Fund CA    Municipal Fund CA   Municipal Fund C
                                  A Shares              C Shares            I Shares
SEC Yield                            3.51%                3.19%               3.95%
Taxable Equiv. Yields                6.41%                5.82%               7.21%
NAV                                  $12.90               $12.91              $12.90
Max. Offering Price                  $13.23               $12.91              $12.90


Total returns. . . as of 6/30/98
(Annual Average - After Subtracting Maximum Sales Charge)


One Year                            2.90%                 5.14%               5.93%
Three Year                          4.45%                 4.88%                N/A
Five Year                           4.16%                  N/A                 N/A
Ten Year                            5.79%                  N/A                 N/A
Since Inception                     5.81%                 4.87%               6.47%
Inception Date                    (2/19/87)             (9/1/94)            (4/1/97)

Taxable equivalent yields assume a 39.6% marginal federal tax rate, and an 9.30% state of California marginal tax rate. Portions of the income of the fund may be subject to the alternative minimum tax. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Fund's Class A Shares is 2.50%. The date quoted represent past performance and may not be construed as a guarantee of future results.




Dear Shareholder,
I am pleased to present the Annual Report for the California Portfolio of Thornburg Limited Term Municipal Fund for the year ending June 30, 1998. The net asset value of the A shares increased 15 cents per share to $12.90 during the year. If you were with us for the entire period, you received dividends of 54.8 cents per share. If you reinvested your dividends, you received 55.9 cents per share. Investors who owned C Shares received dividends of 49.6 and 50.5 cents per share, respectively. Your Limited Term Municipal Fund portfolio currently holds over 170 municipal obligations from around the state. Approximately 93% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 4.8 years, and we always keep it below 5 years. Percentages of the portfolio maturing in the coming years are summarized below:

                           % of portfolio          Cumulative %
                          maturing within         maturing by end of
                           1 years = 13%           year 1 = 13%
                      1 to 2 years = 11%           year 2 = 24%
                      2 to 3 years = 14%           year 3 = 38%
                      3 to 4 years = 14%           year 4 = 52%
                      4 to 5 years = 11%           year 5 = 63%
                      5 to 6 years = 8%            year 6 = 71%
                      6 to 7 years = 6%            year 7 = 77%
                      7 to 8 years = 6%            year 8 = 83%
                      8 to 9 years = 7%            year 9 = 90%
                     9 to 10 years = 5%            year 10 = 95%


Over the last year your average portfolio maturity has extended slightly. We directed portfolio cash flow and new money into the longer maturity range of your bond ladder. Today we are managing the portfolio to keep the average maturity approximately where it is. If interest rates remain stable or decrease, we expect some longer maturity bonds in your portfolio will be pre-refunded. This will shorten the average portfolio maturity slightly and cause almost all bonds in your portfolio to mature within 10 years. For the past 4 years Americans have been net sellers of municipal and government bonds. Investment dollars have flowed instead to equities, money market investments, and (until recently) overseas opportunities. A combination of sharp volatility in equity markets worldwide and deflationary winds blowing from Asia may be rekindling the appetite of U.S. investors for bond investing, although the money flows are not yet significant from domestic investors. If the Federal Reserve cuts short term interest rates in the coming months to shape up the U.S. economy and limit dollar appreciation, some of the money now flowing into money market funds may begin to move to intermediate and longer maturity bonds. Assets of these money market funds* now total over $1.2 trillion! As the accompanying graph shows, long term interest rates have fallen considerably in the last year in anticipation of an economic slowdown and an expected drop in short term interest rates.


I believe any observer must be impressed by the fundamental strength of the broad U.S. economy. More people than ever before are working. Wages are firm. Tax receipts are off the charts, as California's recent budget surplus indicates. There will always be dislocations, but for the most part Americans are very, very busy. The strong U.S. economy continues to be good for municipal America, and California in particular. Two-thirds of U.S. cities say they are better able to meet their financial needs this year than last. California reports similar favorable news, and both operating and capital budget spending levels are increasing. There is one possible cloud: as both Washington and Sacramento hand increasing responsibility for implementing mandated programs to state and local governments, a few entities may have significant problems managing through the transition. If current strength of the U.S. economy persists, we expect long maturity interest rates to increase in late 1998 or early 1999. If our economy slows, short maturity bond rates and money market interest rates will drop. Over the years, our practices of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 4 star overall rating* for risk adjusted performance. I would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Limited Term Municipal Fund, California Portfolio. Sincerely,

Brian J. McMahon
Portfolio Manager

*Morningstar proprietary rating reflects historical risk adjusted performances as of 6/30/98. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. LTCAX is ranked 4 stars for the 3-year period, 4 stars for the 5-year period, and 4 stars for the 10-year period ending 6/30/98. At 6/30/98, there were 1549 bond funds with 3-year ratings, 860 with 5-year ratings, and 349 with 10-year ratings in Morningstar's Municipal Bond category. Ratings are for Class A shares only. Past performance cannot guarantee future results.

Statement of assets and liabilities

ASSETS

Investments at value (cost $132,124,965)                        $ 136,983,208
Cash                                                                  180,379
Receivable for fund shares sold                                     1,041,678
Interest receivable                                                 2,192,711
Prepaid expenses and other assets                                       3,534
Total Assets                                                      140,401,510

LIABILITIES

Payable for investments purchased                                   1,485,781
Dividends payable                                                     151,839
Payable for fund shares redeemed                                      194,542
Accounts payable investment advisor (Note 4)                           65,060
Accounts payable and accrued expenses                                 146,314
Total Liabilities                                                   2,043,536

NET ASSETS                                                      $ 138,357,974

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($122,231,081 applicable to 9,477,582 shares of beneficial interest
outstanding - Note 5)                                           $       12.90

Maximum sales charge, 2.50 % of offering
price (2.57% of net asset value per share)                               0.33
Maximum Offering Price Per Share                                $       13.23

Class C Shares:
Net asset value and offering price per share * ($7,842,823
applicable to 607,567 shares of beneficial interest
outstanding - Note 5)                                           $       12.91

Class I Shares:
Net asset value, offering and redemption price per share
($8,284,070 applicable to 642,255 shares of beneficial
interest outstanding - Note 5)                                  $       12.90

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.



Statement of operations

INVESTMENT INCOME:
Interest income (net of premium amortized of $585,324)    $ 6,823,649

EXPENSES:
Investment advisory fees (Note 4)                             649,445
Administration fees (Note 4)
Class A Shares                                                144,672
Class C Shares                                                  9,139
Class I Shares                                                  3,420
Distribution and service fees (Note 4)
Class A Shares                                                289,344
Class C Shares                                                 73,171
Transfer agent fees                                            89,425
Custodian fees                                                 90,915
Registration and filing fees                                   10,950
Professional fees                                              17,443
Accounting fees                                                13,836
Director fees                                                   4,312
Other Expenses                                                 14,972

Total Expenses                                              1,411,044

Less:
Expenses reimbursed by investment advisor (Note 4)            (82,955)
Distribution fees waived (Note 4)                             (27,479)

Net Expenses                                                1,300,610

Net Investment Income                                       5,523,039

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS (Note 6)
Net realized gain on investments sold                          29,681
Increase in unrealized appreciation of investments          1,431,181

Net Realized and Unrealized Gain on Investments             1,460,862

Net Increase in Net Assets Resulting From Operations      $ 6,983,901

See notes to financial statements.


Statement of changes in net assets

                                                   Year Ended       Year Ended
                                                  June 30, 1998   June 30, 1997
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                               $ 5,523,039    $ 4,430,640
Net realized gain on investments sold                    29,681         63,898
Increase in unrealized appreciation of investment     1,431,181        784,532

Net Increase In Assets Resulting from Operations      6,983,901      5,279,070

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                       (4,926,639)    (4,243,665)
Class C Shares                                         (281,691)      (161,619)
Class I Shares                                         (314,709)       (25,356)

FUND SHARE TRANSACTIONS (Note 5):
Class A Shares                                       26,770,636       (908,565)
Class C Shares                                        1,821,049      3,397,813
Class I Shares                                        4,220,631      3,924,117

Net Increase (Decrease) in Net Assets                34,273,178      7,261,795

NET ASSETS:
Beginning of year                                   104,084,796     96,823,001

End of year                             $           138,357,974 $  104,084,796

See notes to financial statements.


Notes to financial statements
Note 1 - Organization
Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Portfolio"). The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital. In addition, the California Portfolio will invest primarily in Municipal Obligations originating in California with the object of obtaining exemption of interest dividends from any income taxes imposed by California on individuals. The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and
(iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the year ended June 30, 1998 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Merger of MacKenzie National Municipal Fund
On September 4, 1997, the Fund acquired all of the net assets of the Mackenzie California Municipal Fund ("MacKenzie") pursuant to a plan of reorganization approved by Mackenzie's shareholders. The merger was accomplished by a tax free exchange of Class A shares of the Portfolio (valued at $24,725,383) for the net assets of MacKenzie which aggregrated $24,725,383, including $1,214,035 of unrealized appreciation. The combined net assets of the Portfolio immediately after merger were $134,431,534.

Note 4 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended June 30, 1998, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has entered into an Administrative Services agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended June 30, 1998, the Adviser voluntarily reimbursed certain operating expenses amounting to $82,955. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the year ended June 30, 1998, the Distributor earned commissions aggregating $11,884 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $1,807 from redemptions of Class C shares of the Portfolio. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares. The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares, under which the Fund can compensate the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the year ended June 30, 1998 are set forth in the statement of operations. Certain officers and directors of the Fund are also officers and /or directors of the Adviser and the Distributor. The compensation of unaffiliated directors is borne by the Fund.


Note  5 - Shares of Beneficial Interest
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized and capital paid-in aggregated $134,323,162.
Transactions in shares of beneficial interest were as follows:

                         Year Ended June 30, 1998       Year Ended June 30, 1997
Class A Shares               Shares       Amount       Shares       Amount
Shares sold                  1,321,780  $17,129,362  1,127,372    $ 14,318,232
Shares issued to shareholders in
  reinvestment of distributions
                               249,838    3,217,407      217,589    2,764,826
Shares issued in merger      1,933,181   24,725,383        -0-          -0-
Shares repurchased          (1,421,995) (18,301,516)  (1,417,346) (17,991,623)

Net Increase (Decrease)      2,082,804 $ 26,770,636      (72,385)$   (908,565)

Class C Shares
Shares sold                    255,731 $  3,228,901      360,237 $  4,574,006
Shares issued to shareholders
  in reinvestme                 16,952      218,500        9,592      121,990
Shares repurchased            (126,178)  (1,626,352)    (101,931)  (1,298,183)

Net Increase                   146,505 $  1,821,049      267,898 $  3,397,813

Class I Shares
Shares sold                    358,013 $  4,536,004      309,314 $  3,929,541
Shares issued to shareholders in
  reinvestment of distributions
                                22,572      302,376        1,831       23,299
Shares repurchased             (48,092)    (617,749)      (1,383)     (28,723)

Net Increase                   332,493 $  4,220,631      309,762 $  3,924,117

Note 6 - Securities Transactions
For the year ended June 30, 1998, the Portfolio had purchase and sale transactions (excluding short-term securities) of $55,867,262 and $26,914,042, respectively. The cost of investments is the same for financial reporting and Federal income tax purposes. At June 30, 1998, the net unrealized appreciation was $4,858,243, resulting from gross unrealized appreciation of $4,910,332 and $52,089 gross unrealized depreciation. Accumulated net realized losses from security transactions included in net assets at June 30, 1998 aggregated $823,431. For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of $811,688 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: June 30, 1999 - $14,395, June 30, 2000 - $410, June 30, 2002 -
$315,597, and June 30, 2003 - $481,286.


Financial highlights

Year Ended June 30,
                                        1998      1997      1996      1995      1994

CLASS A SHARES:

Net asset value, beginning of year $   12.75 $   12.64 $   12.61 $   12.57 $   12.85

Income from investment operations:
Net investment income                   0.55      0.57      0.58      0.58      0.58
Net realized and unrealized
gain (loss) on investments              0.15      0.11      0.03      0.04     (0.28)

Total from investment operations        0.70      0.68      0.61      0.62      0.30
Less dividends from:
Net investment income                  (0.55)    (0.57)    (0.58)    (0.58)    (0.58)

Change in net asset value               0.15      0.11      0.03      0.04     (0.28)

Net asset value, end of year       $   12.90 $   12.75 $   12.64 $   12.61 $   12.57

TOTAL RETURN (a)                        5.57%     5.47%     4.94%     5.12%     2.37%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
Net investment income                   4.25%     4.47%     4.59%     4.69%     4.51%
Expenses, after expense reductions      1.00%     1.00%     1.00%     1.00%     1.00%
Expenses, before expense reductions     1.04%     1.03%     1.05%     1.04%     1.03%

Portfolio turnover rate                21.21%    20.44%    22.68%    18.54%    15.26%

Net assets at year end (000)       $ 122,231 $  94,253 $  94,379 $  98,841 $ 111,723

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.

                                                                 Period from Sept.1, 1994 (a) -
                                           Year Ended June 30,          June 30,
                                       1998      1997      1996           1995

CLASS C SHARES:

Net asset value, beginning of year   $ 12.76   $ 12.65  $ 12.62        $  12.55

Income from investment operations:
            Net investment income       0.50      0.52     0.53            0.42
            Net realized and unrealized
            gain (loss) on investments  0.15      0.11     0.03            0.07

Total from investment operations        0.65      0.63     0.56            0.49
Less dividends from:
            Net investment income      (0.50)    (0.52)   (0.53)          (0.42)

Change in net asset value               0.15      0.11     0.03            0.07

Net asset value, end of year         $ 12.91   $ 12.76  $ 12.65        $  12.62

TOTAL RETURN (b)                        5.14%    5.06%     4.46%          3.98%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
    Net investment income               3.85%     4.06%     4.16%         4.07%(c)
    Expenses, after expense reductions  1.40%     1.40%     1.43%         1.63%(c)
    Expenses, before expense reductions 1.97%     2.15%     2.92%         3.21%(c)

Portfolio turnover rate                21.21%    20.44%    22.68%        18.54%

Net assets at end of year (000)     $  7,843    $ 5,882  $ 2,444      $   790

(a)  Commencement of sales of Class C shares.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.

                                                   Period from Apr. 1 1997 (a) -
                                          Year Ended                   June 30,
                                         June 30, 1998                   1997

CLASS I SHARES:

Net asset value, beginning of year          $  12.75             $   12.64

Income from investment operations:
            Net investment income               0.59                  0.15
            Net realized and unrealized
            gain (loss) on investments          0.15                  0.11

Total from investment operations                0.74                  0.26
Less dividends from:
            Net investment income              (0.59)                (0.15)

Change in net asset value                       0.15                  0.11

Net asset value, end of year                $  12.90             $   12.75

TOTAL RETURN (b)                               5.93%                 2.07%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:
        Net investment income                    4.60%            4.77%(c)
        Expenses, after expense reductions       0.65%            0.63%(c)
        Expenses, before expense reductions      0.92%            1.32%(c)

Portfolio turnover rate                         21.21%            20.44%

Net assets at end of year (000)     $           8,284          $    3,949

(a)  Commencement of sales of Class I shares.
(b)  Total  return  is not  annualized  for  periods  less  than one  year.
(c)  Annualized.



Independent auditor's report


To the Board of Trustees and Shareholders
Thornburg Limited Term Municipal Fund, Inc. - California Portfolio Santa Fe, New Mexico

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Limited Term Municipal Fund, Inc. - California Portfolio as of June 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted out audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of Thornburg Limited Term Municipal Fund, Inc. - California Portfolio as of June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

New York, New York
July 24, 1998

Investment Manager
Thornburg Management Company, Inc.
119 East Marcy Street
Santa Fe, New Mexico  87501
(800) 847-0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico  87501
(800) 847-0200

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Schedule of Investments  Thornburg Limited Term Municipal - California Portfolio
June 30, 1998 CUSIPS:  Class A - 532-723-202,  Class C - 532-723-707,  Class I -
532-723-889 NASDAQ Symbols: Class A - LTCAX, Class C - LTCCX (Proposed), Class I
- LTCIX (Proposed)

 1,000,000     Alameda County Certificates Participation, 6.25% due 6/1/06                                  A2/A  $     1,096,050
   615,000     Alameda-Contra Costa Transit District Refunding Ceritificate of Participation Series 198  Baa/BBB-         646,654
               7.20% due 8/1/00
   370,000     Albany Public Facilities Financing Authority Lease Revenue, 6.60% due 9/1/00 (Library      Baa1/NR         390,509
               Community Center Project)
   295,000     Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00% due   Aaa/AAA         366,962
               9/1/06
   380,000     Alum Rock Union Elementary School District General Obligation Refunding Bonds, 8.00% due   Aaa/AAA         480,301
               9/1/07
 1,020,000     Antelope Valley Hospital Revenue, 5.25% due 1/1/06 (Insured: FSA)                          Aaa/AAA       1,075,559
 1,000,000     Berkeley Health Facility Revenue, 6.55% due 12/1/22, prerefunded 12/1/02 @ 102 (Alta Bat     A2/A+       1,116,950
               Medical Center Project)
 1,300,000     Berkeley Health Facility Revenue Refinancing Series A, 5.70% due 12/1/98 (ETM) (Alta Bat     A2/A+       1,311,440
               Medical Center Project)
   380,000     Big Bear Regional Wastewater Agency Refunding Revenue Bonds, 4.70% due 4/1/06              Aaa/AAA         388,649
   835,000     California Educational Facilities Authority Revenue, 5.60% due 10/1/00 (U.S.C. Project)     Aa3/AA         866,003
 1,805,000     California Educational Facilities Authority Revenue, 5.60% due 10/1/02 (U.S.C. Project)     Aa3/AA       1,913,174
   500,000     California Educational Facilities Authority Revenue Series 1993, 5.15% due 9/1/03 (Santa     A1/NR         523,020
               Clara University Project)
   500,000     California Health Facilities Financing Authority, 7.80% due 7/1/06 (Insured: California      NR/A+         502,555
               Mortgage)
   500,000     California Health Facilities Financing Authority Revenue, 5.30% due 5/15/04 (Downey Comm     NR/A-         517,550
               Hospital Project)
   250,000     California Health Facilities Financing Authority Revenue, 7.00% due 6/1/08, prerefunded      NR/NR         262,190
               8/1/99 @ 102
   500,000     California Health Facilities Financing Revenue, 5.75% due 5/15/15 (Downey Community Hosp     NR/A-         516,275
               Project)
   505,000     California HFA, 5.25% due 8/1/00 (Marin General Hospital Project; Insured: FSA)            Aaa/AAA         518,923
 1,000,000     California HFA Secured Revenue Series 1991, 6.65% due 9/1/01 (Good Samaritan Hospital Project) Baa2      1,064,900
    20,000     California HFA Single Family Mortgage Revene Series 1982-A, 10.00% due 2/1/02               Aa/AA-          20,014
   500,000     California Housing Finance Agency Revenue, 5.40% due 8/1/00                                 Aa/AA-         512,430
   145,000     California Housing Finance Agency Revenue, 0% due 8/1/01                                    Aa/AA-         117,121
    95,000     California Housing Finance Agency Revenue, 6.90% due 8/1/16                                 Aa/AA-          96,259
   670,000     California Housing Finance Authority Revenue, Series 1985-B, 9.875% due 2/1/17              Aa/AA-         701,463
   500,000     California Pollution Control Financing Authority Revenue, 6.85% due 12/1/08                  A2/A+         524,770
     5,000     California Pollution Control Financing Authority Revenue, 7.20% due 9/1/15                   A2/A+           5,025
 1,000,000     California State General Obligation, 6.50% due 10/1/99                                       A1/A+       1,034,020
   300,000     California State General Obligation, 6.75% due 5/1/02                                        A1/A+         328,155
   500,000     California State General Obligation, 9.50% due 5/1/03                                        A1/A+         614,470
 1,000,000     California State General Obligation, 9.50% due 2/1/10                                        A1/A+       1,439,600
     5,000     California State Public Works High Technology, 7.375% due 4/1/06                            Aa3/A+           5,545
   500,000     California State Public Works Lease Revenue, 8.35% due 12/1/99                                 A/A         531,195
   500,000     California State Public Works Lease Revenue, 5.50% due 9/1/06 (Insured: AMBAC)             Aaa/AAA         539,860
   850,000     California State University Revenue, 6.40% due 11/1/02 crossover refunded 11/1/00 @102        A1/A         908,786
   147,732     California State Veterans General Obligation Amortizing Coupon M-COATES, 7.30% due 10/1/     NR/NR         157,875
   200,000     California Statewide Community Development, 3.25% due 6/1/26 put 7/01/98, (daily demand   VMIG1/NR         200,000
               notes)  (LOC: Dresdner Bank)
 1,190,000     California Statewide Community Development Authority Certificate of Participation, 5.25%   Aaa/AAA       1,250,154
               4/1/08 (Insured: MBIA)
 1,000,000     California Statewide Community Development Authority Certificate of Participation, 5.90%     NR/A+       1,064,330
               4/1/09
 1,000,000     California Statewide Community Development Authority Certificates of Participation, 3.78   Aaa/AAA         987,450
               1/1/00 (Motion Picture and Televison Fund Project; (Insured: AMBAC)
 1,000,000     California Statewide Community Development Authority Certificates of Participation, 4.07   Aaa/AAA         982,450
               1/1/01 (Motion Picture and Televison Fund Project; Insured: AMBAC)
   515,000     California Statewide Community Development Authority Insured Health Facilities Revenue,       NR/A         532,402
               Certificate of Participation Series 1992, 6.40% due 5/1/02 (Eskaton Properties Incorporated
               Phase II Project)
 1,000,000     California Statewide Community Development Authority Insured Health Facility Revenue Ser     NR/A+       1,079,390
               1996-A, 6.00% due 9/1/04 (San Gabriel Medical Center Project;
   250,000     California Veteran Affairs Home Purchases Revenue Series A, 7.50% due 8/1/98                Aa2/A+         250,808
 1,390,000     California Veteran Affairs Home Purchases Revenue Series A, 6.55% due 8/1/01                Aa2/A+       1,428,169
 1,000,000     Clovis Unified School District, 0% due 8/1/02                                               A1/AA-         845,490
   700,000     Coachella Valley Water District 71 Certificate of Participation, 5.75% due 10/1/00 (Stor      A/NR         727,776
               Water District Project)
   660,000     Cupertino Public Facilities Corp. Certificates of Participation Series 1992-B, 5.60% due     A1/A+         680,130
               7/1/00
 1,000,000     Duarte California Certificates of Participation, 6.25% due 4/1/23                          Baa1/NR       1,060,160
 2,025,000     Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A, 5.40% due 1/1/27put    NR/AAA       2,126,554
               7/1/07 (Terrace Gardens Project; Collateralized: FNMA)
    20,000     Fontana Redevelopment Agency Tax Allocation, 8.00% due 9/1/18                               Aaa/NR          20,544
   350,000     Foothill De Anza Community College District Certificates of Participation, 7.35% due 3/1     NR/A-         387,734
   600,000     Fresno Multi Family Housing Revenue Refunding, 5.10% due 10/1/05 put 4/1/99 (Maple Leaf      NR/A-         605,388
               Project; Insured: Continental Insurance)
 1,000,000     Fresno Multi Family Housing Revenue Refunding, 4.875% due 1/1/28 put 1/1/08 (Jackson Par    NR/AAA       1,015,590
               Place Project; Insured: FNMA)
   560,000     Fruitvale School District Certificate of Participation, 7.60% due 6/1/99                    Baa/NR         579,124
 1,840,000     Glendale Hospital Revenue Series 1994, 7.625% due 1/1/05(Verdugo Hills Project; Guarante      NR/A       2,052,410
               Industrial Indemnity)
 1,000,000     Hawaiian Gardens Redevelopment Agency Project Tax Allocation, 0% due 12/1/16                NR/BBB         316,000
   200,000     Hayward Unified School District Certificate of Participation, 7.60% due 10/1/00             Baa/NR         204,536
    60,000     Hermosa Beach Lynwood and Vernon Certificate of Participation, 7.10% due 9/1/99             NR/BBB          60,904
   605,000     Inglewood Certificates Participation, 6.70% due 8/1/00                                   Baa3/BBB-         636,363
   635,000     Inglewood Certificates Participation, 6.80% due 8/1/01                                   Baa3/BBB-         682,612
   690,000     Inglewood Certificates Participation, 6.90% due 8/1/02                                   Baa3/BBB-         753,653
 1,000,000     Irwindale Community Redevelopment Agency, 6.60% due 8/1/18                                 Baa3/NR       1,138,780
   340,000     Kern County Board Education Certificates Participation, Refunding Series A, 5.50% due 5/   Aaa/AAA         364,541
               (Insured: MBIA)
   260,000     Kern County Board Education Certificates Participation, Refunding Series A, 5.50% due 5/   Aaa/AAA         279,160
               (Insured: MBIA)
   165,000     Kern High School District, 7.00% due 8/1/10                                                   A/NR         201,737
   680,000     Kern High School District Series B, 9.00% due 8/1/06                                       Aaa/AAA         896,464
   480,000     Lake Elsinore Public Financing Authority Tax Allocation Revenue Series 1992-C, 6.15% due   Aaa/AAA         504,778
               2/1/01 (Insured: FGIC)
 3,000,000     Lancaster Redevelopment Agency Lease Revenue, 4.90% due 12/1/00 (Public Improvement Proj   NR/BBB+       3,043,500
               LOC: Sumitomo - Dai ichi Kangyo)
   500,000     Los Angeles Certificates of Participation, 6.90% due 3/1/01                               Baa1/BBB         533,625
   250,000     Los Angeles Certificates of Participation, 0% due 9/1/03                                  Baa1/BBB         194,160
     5,000     Los Angeles Convention & Exhibition Center, 9.00% due 12/1/20                              Aaa/AAA           6,501
   500,000     Los Angeles County Certificates of Participation, 0% due 10/1/01                          Baa1/BBB         421,635
   245,000     Los Angeles County Certificates of Participation, 0% due 10/1/02                          Baa1/BBB         196,458
   700,000     Los Angeles County Certificates of Participation, 0% due 4/1/03                           Baa1/BBB         543,144
   350,000     Los Angeles County Housing Authority Multi Family Housing Revenue, 7.625% due 12/1/29 pu     NR/A-         355,509
               12/1/99 (Monrovia Project A; Insured: Continental Casualty)
 1,500,000     Los Angeles Equipment Acquisition Program L Certificates of Participation, 5.80% due 12/      A/A+       1,513,215
 1,000,000     Los Angeles Municipal Improvement Corporation Lease Revenue, 5.00% due 2/1/00                 A/A+       1,000,860
 1,000,000     Los Angeles Transit Finance Corporation Certificate of Participation Series 1992-B, 5.70     A1/NR       1,019,810
               7/1/99
 1,500,000     Los Angeles Unified School District Certificate of Participation, 6.30% due 6/1/02            A2/A       1,613,700
   500,000     Los Angeles Water and Power, 9.00% due 9/1/04                                               Aa3/A+         615,865
   500,000     Los Angeles Waterwaste Systems Revenue, 8.80% due 6/1/00                                   Aaa/AAA         544,830
   375,000     Marysville Hospital Revenue, 6.00% due 1/1/04 (Freemont - Rideout Health Group Project;    Aaa/AAA         410,760
               Insured: AMBAC)
   430,000     Marysville Hospital Revenue, 5.00% due 1/1/09 (Freemont - Rideout Health Group Project;    Aaa/AAA         443,476
               Insured: AMBAC)
   485,000     Mayers California Memorial Hospital District Health Facilities Revenue Insured Series A,     NR/A+         501,883
               5.375% due 6/1/09
   360,000     Midpeninsula Regional Open Space District Certificate of Participation, 4.75% due 9/1/99      NR/A         364,201
   460,000     Midpeninsula Regional Open Space District Certificate of Participation, 4.80% due 9/1/00      NR/A         467,839
   200,000     Midpeninsula Regional Open Space District Certificate of Participation, 7.20% due 9/1/00     NR/NR         211,908
               refunded 9/1/99
   780,000     Morgan Hill Unified School District Certificate of Parcipitation, 5.80% due 8/1/99           A1/NR         781,201
 1,230,000     Morgan Hill Unified School District Certificate of Participation Series 1993, 4.70% due 8/1/98 A1/N      1,231,033
   835,000     Morgan Hill Unified School District Certificate of Participation Series 1993, 5.00% due 8/1/00 A1/N        851,859
   660,000     Mountain View Shoreline Reg. Park Community Tax Allocation Series 1993-A, 4.70% due 8/1/      A3/A         666,917
   810,000     National City Community Development Commission Tax Allocation Series 1992-A, 5.70% due 8   Aaa/AAA         827,860
               (Downtown Redevelopment Project; Insured: AMBAC)
   500,000     National City Community Development Commission Tax Allocation Series 1992-A, 5.90% due 8   Aaa/AAA         520,715
               (Downtown Redevelopment Project; Insured: AMBAC)
   330,000     New Haven USD Certificates of Participation, 7.30% due 12/1/01                             NR/BBB+         340,903
   355,000     New Haven USD Certificates of Participation, 7.30% due 12/1/02                             NR/BBB+         366,729
   380,000     New Haven USD Certificates of Participation, 7.40% due 12/1/03                             NR/BBB+         392,711
   410,000     New Haven USD Certificates of Participation, 7.40% due 12/1/04                             NR/BBB+         423,715
   500,000     Newport Beach California Revenue Bond, 3.60% due 10/1/22 put 7/1/98 (daily demand note)  VMIG1/A1+         500,000
               Memorial Hospital Presbyterian Project)
   700,000     Northern California Power Agency Public Power Revenue, 5.65% due 7/1/07                    Baa3/A-         742,553
   100,000     Oakland Redevelopment Agency, 7.40% due 5/1/07                                             Aaa/AAA         102,289
 2,000,000     Orange County Airport Revenue Bond, 5.50% due 7/1/02 (Insured: MBIA)                       Aaa/AAA       2,101,640
 1,000,000     Orange County Airport Revenue Bond, 6.00% due 7/1/07 (Insured: MBIA)                       Aaa/AAA       1,107,690
 1,550,000     Orange County Local Transportation Authority Sales Tax Rev, 5.70% due 2/15/03               Aa/AA+       1,650,750
 1,050,000     Orange County Local Transportation Authority Sales Tax Rev, 5.75% due 2/15/04               Aa/AA+       1,121,106
   510,000     Orange County Local Transportation Authority Sales Tax Rev, 6.00% due 2/15/06               Aa/AA+         564,080
 1,000,000     Orange County Local Transportation Authority Sales Tax Revenue, 3.82% (inverse floater)    Aaa/AAA         997,120
               2/15/99 (Insured: FGIC)
   900,000     Orange County Local Transportation Authority Sales Tax Revenue, 5.50% due 2/15/01           Aa/AA+         933,732
 2,000,000     Orange County Recovery Certificates of Participation Series A, 5.50% due 7/1/02 (Insured   Aaa/AAA       2,105,420
               MBIA)
 1,100,000     Orange County Refunding Recovery, 5.10% due 6/1/02 (Insured : MBIA)                        Aaa/AAA       1,143,461
 2,000,000     Orange County Refunding Recovery, 5.20% due 6/1/03 (Insured: MBIA)                         Aaa/AAA       2,092,520
 2,000,000     Orange County Refunding Recovery, 6.50% due 6/1/04 (Insured: MBIA)                         Aaa/AAA       2,233,240
 2,000,000     Orange County Refunding Recovery, 6.50% due 6/1/05 (Insured: MBIA)                         Aaa/AAA       2,258,300
 1,680,000     Orange County Transportation Authority Certificate of Participation, 5.125% due 7/1/02       A1/NR       1,737,960
 1,000,000     Orange Multi Family Housing Revenue, 5.60% due 10/1/27 (Villa Santiago Rehab Project;            /       1,043,240
               Insured: FNMA)
   410,000     Oroville Hospital Revenue, 4.50% due 12/1/03 (Insured: California Mortgage)                  NR/A+         414,703
   500,000     Oroville Hospital Revenue, 5.50% due 12/1/07 (Insured: California Mortgage)                  NR/A+         534,855
   950,000     Oxnard Harbor District Revenue Refunding, 6.60% due 8/1/00 (Insured: FSA)                  Aaa/AAA         979,896
 2,000,000     Palm Springs Housing Authority Revenue, Tahquitz Crt Apts A, 4.90% due 9/1/23put 9/01/03    NR/AAA       2,046,020
               (LOC: FHLB)
   500,000     Palomar Pomerado Health Systems Revenue, 0% due 11/1/03 (Insured: MBIA)                    Aaa/AAA         399,495
   510,000     Paramount Unified School District Certificates of Participation, 0% due 9/1/14 (Insured:   Aaa/AAA         471,470
   100,000     Perris School Dist. Certificates of Participation, 5.10% due 3/1/00 (Insured: FSA)         Aaa/AAA         102,030
 1,000,000     Piedmont Unified School District Series B, 0% due 8/1/13                                     Aa/NR         440,400
 1,000,000     Pleasanton Unified School District Series B, 0% due 8/1/16                                 Aaa/AAA         375,580
   580,000     Pomona Unified School District General Obligation, 5.35% due 2/1/05 (Insured: MBIA)        Aaa/AAA         614,927
   340,000     Pomona Unified School District General Obligation, 5.40% due 8/1/05 (Insured: MBIA)        Aaa/AAA         362,838
   955,000     Redwood City Multi Family Housing Revenue Series 1985-B, 5.20% due 10/1/08 put 10/1/00       NR/A+         964,264
               (Redwood Shores Apartments Projects; Insured: Continental Casualty)
   500,000     Richmond Joint Powers Financing Authority Revenue Series A, 5.20% due 5/15/05                 NR/A         521,375
   125,000     Riverside County Housing Authority Revenue Series A, 7.75% due 10/1/00                      Baa/NR         128,755
   295,000     Sacramento Financing Authority Series 1991, 6.30% due 11/1/02                                A2/A+         319,771
   910,000     Sacramento Multi Family Housing Revenue, 5.875% due 2/1/08 put 12/1/03 (Fairways 1 Apart    NR/AAA         916,133
               Project; Insured: FNMA)
 1,000,000     Sacramento Reg. Trans. Auth. Certificate of Participation, 6.00% due 3/1/99                  A1/NR       1,015,340
 1,000,000     Sacramento Reg. Trans. Auth. Certificate of Participation, 6.25% due 3/1/01                  A1/NR       1,055,330
 2,000,000     Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/22                       Aaa/AAA         507,180
 1,305,000     San Diego County Certificates Participation, 5.25% due 8/15/06 (Insured: MBIA)             Aaa/AAA       1,383,678
 1,800,000     San Diego County Water Authority Certificate of Participation, 6.125% due 5/1/03           Aa3/AA-       1,929,132
   255,000     San Francisco City & County Redevelopment Lease Revenue, 0% due 7/1/00                       A1/A-         235,232
 1,500,000     San Francisco City & County Redevelopment Lease Revenue, 0% due 7/1/07                       A1/A-         989,925
   170,000     San Francisco City & County Refunding Series Sec. 8, 6.125% due 7/1/02 (Insured: MBIA/FH   Aaa/AAA         170,335
 2,000,000     San Joaquin County Certificates of Participation, 5.25% due 9/1/98 (General Hospital Pro     A3/A-       2,004,080
 1,440,000     San Joaquin County Certificates of Participation, 5.60% due 9/1/00 (General Hospital Pro     A3/A-       1,477,685
   895,000     San Joaquin County Certificates of Participation, 5.90% due 9/1/03 (General Hospital Pro     A3/A-         946,659
   410,000     San Marcos Public Facilities Authority Capital Impr., 0% due 1/1/00 (ETM)                   Aaa/NR         385,798
   425,000     Santa Ana Community Dev. Agency Series D, 6.50% due 12/15/14, pre-refunded 12/15/00 @ 10    NR/AAA         452,557
 1,640,000     Santa Ana Community Dev. Agency Tax Allocation Series B, 6.50% due 12/15/14                 NR/AAA       1,754,915
   500,000     Santa Ana Community Red. Agency Tax Allocation, 7.10% due 9/1/98                             NR/BB         502,160
 2,000,000     Santa Ana Multi Family Housing Revenue Bonds Series B, 5.65% due 11/1/21                    NR/AAA       2,115,140
   500,000     Santa Clara Certificates of Participation, 7.75% due 2/1/02 (Insured: MBIA)                Aaa/AAA         560,175
    35,000     Santa Clara Electric Revenue Series B, 7.80% due 7/1/10                                       NR/A          35,455
   315,000     Santa Monica Community College District Certificates of Participation, 7.65% due 5/1/01       NR/A         327,288
               (Rancho Corrales Project)
   250,000     Santa Rosa Insured Revenue, 7.125% due 6/1/14                                                NR/A+         252,708
 1,455,000     Sierra View Local Health Care Refunding, 5.00% due 7/1/07                                   NR/BBB       1,475,006
   750,000     Snowline Joint Unified School District Certificates of Participation, 7.25% due 4/1/18      NR/BBB         843,660
               pre-refunded 4/01/02 @ 102
   810,000     Sonoma County Certificates of Participation Public Works Improvement Program, 5.40% due      NR/A+         834,089
               8/1/00 (Integrated Waste Project)
   950,000     Sonoma County Certificates of Participation Public Works Improvement Program, 5.80% due      NR/A+         982,091
               8/1/03 (Integrated Waste Project)
   150,000     South Coast Air Quality Management District Building Corporation Installment Sale Revenu   Aaa/AAA         150,776
               9.75% due 8/1/98 (ETM)
 1,435,000     South Orange County Public Finance Authority Special Tax Revenue, 7.00% due 9/1/05 (Insu   Aaa/AAA       1,666,953
               MBIA)
   250,000     Southern California Public Power Authority Rev., 6.75% due 7/1/01 (Power Project)              A/A         267,525
 1,000,000     Stanton Multi Family Housing Revenue Bond, Series 1997, 5.625% due 8/1/29 (Continental      NR/AAA       1,052,650
               Gardens Project; Insured: FNMA)
   340,000     Suisun City Redevelopment Agency 1990 Tax Allocation, 7.20% due 10/1/01, pre-refunded 4/    NR/AAA         365,762
   500,000     Sulphur Springs Union School District General Obligation, 5.70% due 3/1/01                    NR/A         521,675
   450,000     Sunline Transit Agency Certificate of Participation Californa Transit Finance Corporatio      A/NR         472,023
               Series A, 5.50% due 7/1/02
   900,000     Sweetwater Union High School District COP, 6.40% due 11/1/01                             Baa1/BBB+         935,631
   190,000     Temecula Community Services District Certificates of Participation Series 1992, 6.00% du      NR/A         191,111
               10/1/98 (Community Recreation Center Project)
   200,000     Temecula Community Services District Certificates of Participation Series 1992, 6.00% du      NR/A         205,444
               10/1/99 (Community Recreation Center Project)
   210,000     Temecula Community Services District Certificates of Participation Series 1992, 6.00% du      NR/A         218,902
               10/1/00 (Community Recreation Center Project)
   255,000     Torrence USD Certificates of Participation, 6.10% due 10/1/00                              Baa1/NR         259,967
 1,000,000     Tracy Certificates of Participation, 7.00% due 10/1/27                                      NR/BBB       1,107,180
   290,000     Trinity County PUD Certificates of Participation, 5.50% due 4/1/99                         NR/BBB-         293,239
 1,600,000     University of California Regents Certificates of Participation Series 1996, 5.45% due 6/   Aaa/AAA       1,684,960
               (Various Capital Projects; Insured: MBIA)
   635,000     University of California Research Facilities Revenue, 11.00% due 9/1/98                      NR/A+         642,715
   500,000     University of California Research Facilities Revenue, 8.00% due 11/1/00                    Aaa/AAA         545,195
   870,000     University of California Research Facilities Revenue, 5.25% due 9/1/02                       NR/A+         905,227
   500,000     Upland California Certificates Participation Water, 5.75% due 1/1/07                          NR/A         537,175
   625,000     Vallejo Public Financing Auth. Local Agency Revenue, 5.00% due 9/2/98                        NR/A-         626,275
   800,000     Walnut Valley Unified School District, 9.00% due 8/1/06                                    Aaa/AAA       1,054,664
 1,000,000     Walnut Valley Unified School District, 8.75% due 8/1/10                                    Aaa/AAA       1,381,990
   245,000     Walnut Valley Unified School District Series A, 6.70% due 8/1/05                           Aaa/AAA         280,611
   250,000     Walnut Valley Unified School District Series A, 6.80% due 2/1/07                           Aaa/AAA         292,975
   250,000     Walnut Valley Unified School District Series A, 6.90% due 2/1/08                           Aaa/AAA         297,017
   100,000     Walnut Valley Unified School District Series A, 7.00% due 8/1/08                           Aaa/AAA         120,356
   495,000     Yorba Linda Public Financing Authority Certificates of Participation, 7.00% due 11/1/00       A/NR         520,874
               (Recycling Equipment Project)
   650,000     Yuba City Unified School District Certificates of Participation, 6.70% due 2/1/13          Baa1/NR         704,750

                            TOTAL INVESTMENTS (Cost $132,124,965)                                                   $ 136,983,208

See notes to financial statements.
